DERIVATIVE INSTRUMENTS (Narrative) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Income loss recognized in income related to the effective portion of its hedging instruments	$ 815	$ 138
Derivative notional amount	32,087		$ 32,021
Fair value of derivative instruments	3,620		$ 1,068
Estimated existing losses expected to be reclassified to income (loss)	$ 3,620